J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”)

on behalf of the funds (the “Funds”) listed on Appendix A hereto

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Fund does not differ from the Prospectus contained in the Post-Effective Amendment No. 189 (Amendment No. 191 under the Investment Company Act of 1940) filed electronically on June 27, 2018.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A

J.P. Morgan Exchange-Traded Funds

JPMorgan Disciplined High Yield ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan Ultra-Short Income ETF